VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY [Abstract]
VARIABLE INTEREST ENTITY

19. VARIABLE INTEREST ENTITY

The equity interests in Daqo New Material, the VIE, are funded by Daqo Group. Daqo New Material was structured to acquire land use rights and to erect certain facilities for the future use of the Group.

The lease agreement with the VIE is structured such that Chongqing Daqo protect Daqo Group from potential losses from Daqo New Material. As a result of this agreement, Chongqing Daqo is the primary beneficiary of Daqo New Material. Lease income and expenses and associated receivables and payables are eliminated upon consolidation as intercompany transactions. Net income of the VIE is reflected as an adjustment to noncontrolling interest. The Company relies on the lease agreements with Daqo New Material for material property, plant and equipment necessary for production. If Daqo New Material fails to perform or terminates the lease agreement for any reason, including, for example, due to its breach of the agreement or the unavailability of any required governmental approvals, or if it refuses to extend or renew the lease agreement when the agreement expires, and the Company cannot find an immediately available alternative source for leasing similar property, plant and equipment, then the Company's ability to carry on the operations will be impaired. If Daqo New Material fails to perform its obligations, the Company may need to initiate legal procedures to enforce the agreement.

The VIE is principally engaged in leasing all its assets for use in the Group's operations. Significant assets, liabilities, revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2011	2012
Cash	$1,006,246	$189,312
Property, plant and equipment	$170,199,299	$162,396,825
Prepaid land use rights	$6,703,454	$6,632,643
Total Assets	$193,774,946	$173,450,176
Long-term borrowings, including current portion	$52,334,370	$33,700,800
Total Liabilities	$52,926,950	$34,678,046

	Year ended December 31,
	2010	2011	2012
Revenues	$16,637,925	$16,852,928	$10,743,336
Operating costs and expenses	$16,043,237	$15,262,768	$14,451,810
Net income (loss)	$594,688	$1,590,160	$(3,708,474)